Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	$ 102,597	$ 103,366
Other receivables	17,968	15,738
S-T deposits		40,000
Trade payables	(64,688)	(60,152)
Lease liabilities	(42,981)
Other current liabilities	$ (7,568)	$ (7,998)